Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net
Intangible Assets, Net

8.    Intangible Assets, Net

Intangible assets and related accumulated amortization were as follows:

	December 31, 2020			December 31, 2021
	Gross carrying	Accumulated	Net carrying	Gross carrying	Accumulated	Net carrying
	value	amortization	value	value	amortization	value
Domain names and others	4,071	(3,458)	613	3,982	(3,982)	—

The Group recorded amortization expenses of RMB1,021, RMB638 and RMB613 for the years ended December 31, 2019, 2020 and 2021, respectively.